Fair value measurements - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value measurements
Credit impairment related to available-for-sale debt investments	¥ 66,339	¥ 14,987
Non-credit losses	(79,119)	(20,824)
Gain on fair value changes of investment	0	0
Impairment loss of investments	166,127	210,813	¥ 55,201
Fair Value, Inputs, Level 3 | Impaired Investments
Fair value measurements
Equity securities without readily determinable fair value	¥ 15,438	¥ 65,936